Summary of significant accounting policies (Details) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2019	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies (Details) [Line Items]
Payments to contractors						$ 100,000
Network development revenue						$ 800,000		$ 800,000	$ 600,000
Description of equity issuance costs						the Company raised $9.5 million through sales of Series D Preferred Stock resulting in $0.3 million of equity issuance costs, paid as Class B Common Stock warrants. As of June 30, 2021, the Company had raised $128.1 million through sales of Series D and D-1 Preferred Stock, resulting in $4.5 million of equity issuance costs, of which $3.8 million was paid in cash and $0.7 million was paid as Class B Common Stock warrants (see Note 9 — Warrants). Equity issuance costs are included in Preferred Stock on the consolidated balance sheets.		During the year ended December 31, 2020, the Company raised $99.3 million through sales of Series D and D-1 Preferred Stock resulting in $4.5 million of equity issuance costs, of which $3.8 million was paid in cash and $0.7 million was paid as Class B Common Stock warrants (see Note 8 — Warrants). Equity issuance costs are included in Preferred Stock on the consolidated balance sheets.
Capitalized in prepaid expenses						$ 8,100,000		$ 30,100
Transaction price			$ 10,600			200,000		400,000
Recognized consideration payable				$ 15,600			$ 54,600		200,000
Unbilled amount						800,000		800,000	600,000
Performance obligations						$ 22,800,000		$ 24,400,000
Description of performance obligations						the Company expects to recognize approximately 37.4% of its remaining performance obligations as revenues in the next twelve months, and the remainder thereafter.		The Company expects to recognize approximately 38.9% of its remaining performance obligations as revenues in the next twelve months and the remainder thereafter.
Description of deferred revenue						Deferred revenue primarily consists of billings or payments received from customers in advance of revenue recognized for the sale of media-enabled charging stations, installation and operation and maintenance services and is recognized as revenue upon transfer control or as services are performed. The Company generally invoices customers in advance or in milestone-based installments. Revenue recognized for the three months ended June 30, 2021 and 2020 that was included in the deferred revenue balance as of March 31, 2021 and 2020 was $0.2 million and $1.1 million, respectively. Revenue recognized for the six months ended June 30, 2021 and 2020 that was included in the deferred revenue balance as of December 31, 2020 and 2019 was $1.0 million and $2.1 million, respectively. As of June 30, 2021, deferred revenue related to such customer payments amounted to $7.3 million, of which $7.2 million is expected to be recognized during the succeeding twelve-month period and is therefore presented as current.		Deferred revenue primarily consists of billings or payments received from customers in advance of revenue recognized for the sale of media-enabled charging stations, installation and operation and maintenance services and is recognized as revenue upon transfer control or as services are performed. The Company generally invoices customers in advance or in milestone-based installments. Revenue recognized during the years ended December 31, 2020 and 2019 that was included in the deferred revenue balance at December 31, 2019 and 2018, was $8.1 million and $2.3 million, respectively. Deferred revenue is expected to be recognized during the succeeding twelve-month period and is therefore presented as current. As of December 31, 2020 and 2019, deferred revenue related to such customer payments amounted to $7.5 million and $13.1 million, respectively.
Prepaid expenses						$ 44,600		$ 100,000
Other current assets								100,000	400,000
Other non-current assets						300,000		300,000	300,000
Amortization expense			11,200	45,000.0		100,000	100,000	400,000	300,000
Advertising expenses			$ 100,000	$ 46,000.0		$ 200,000	$ 200,000	$ 300,000	400,000
Loan proceeds		$ 3,200,000
Warrants issued (in Shares)			3,891,256		9,374,786	3,891,256		9,374,786
Net of applicable tax rate								$ 9,096	$ 12,963
Description of immaterial correction of prior period financial statements									the correction to accrued billings on contracts resulted in a $1.1 million decrease to prepaid partnership costs — current with a corresponding decrease to accounts payable of $1.1 million. As of December 31, 2020, the correction to construction in progress resulted in a $1.1 million decrease to property and equipment, net with a corresponding decrease to accrued expenses and other current liabilities of $1.1 million; the correction to charging stations and digital media screens resulted in a $0.2 million increase to property and equipment, net with a corresponding decrease to other expenses, net of $0.2 million; the correction to inventory resulted in a $0.1 million increase to inventory with a corresponding increase to accrued expenses and other current liabilities for $0.1 million; the correction to accrued billings on contracts resulted in a $4.0 million decrease to prepaid partnership costs — current with a corresponding decrease to accounts payable of $4.0 million; the correction to reclassify the financing liability between the short and long-term portions resulted in a $0.2 million decrease to accrued expenses and other current liabilities with a corresponding increase to other non-current liabilities; the correction to charging station expenses resulted in a $0.9 million decrease to accrued expenses and other current liabilities with a corresponding decrease to other expenses, net, of $0.8 million and a decrease to costs of services for $0.1 million; the correction to reclassify expenses related to invoices in dispute resulted in a $0.6 million decrease to other expenses, net, with a corresponding increase to selling, general and administrative of $0.6 million.
Recorded bad debt expenses								100,000
Description of no bad debt expenses recorded									There was no bad debt expense recorded for the year ended December 31, 2019.
Losses								$ 16,100	$ 4,600,000
Description of debt issuance costs								Costs incurred in connection with borrowings under financing facilities are deferred and amortized over the life of the related financing on a straight-line basis which approximates the effective interest method. During the years ended December 31, 2020 and 2019, the Company deferred and capitalized costs related to the issuance of the term loans approximating $0.6 million and $0.9 million, respectively, and amortized $0.3 million and $0.1 million, respectively, of deferred debt issuance costs as interest expenses, net in the consolidated statements of operations and comprehensive loss (see Note 7 — Debt facilities).
Convertible note								$ 100,000
Interest expenses								39,900
ROU assets								13,100,000
Lease liabilities								$ 14,700,000
Financing obligation	$ 300,000
Cost of services									$ 400,000
Supplier One [Member]
Summary of significant accounting policies (Details) [Line Items]
Accounts Payable						14.50%		21.10%	76.30%
Network Development Revenue [Member]
Summary of significant accounting policies (Details) [Line Items]
Network development revenue									$ 3,100,000
Tortoise Acquisition Corp. II [Member]
Summary of significant accounting policies (Details) [Line Items]
Federal depository insurance corporation coverage					$ 250,000	$ 250,000
Warrants issued (in Shares)			8,625,000		8,625,000	8,625,000		8,625,000
Warrants to purchase (in Shares)					14,558,333
Net of applicable tax rate					$ 0
Cash held in Trust Account			$ 345,016,637		$ 345,000,000	$ 345,016,637		$ 345,000,000
Customer One [Member]
Summary of significant accounting policies (Details) [Line Items]
Accounts Receivable			24.00%			25.40%		59.50%	68.20%
Revenue				53.70%		21.50%	44.50%	63.00%	65.50%
Customer Two [Member]
Summary of significant accounting policies (Details) [Line Items]
Accounts Receivable			23.20%			17.90%			16.70%
Revenue				10.30%		14.30%	12.60%	16.10%
Customer Three [Member]
Summary of significant accounting policies (Details) [Line Items]
Accounts Receivable			10.40%			10.70%
Revenue						12.00%	11.20%
Customer Four [Member]
Summary of significant accounting policies (Details) [Line Items]
Revenue						11.40%
Private Placement [Member] | Tortoise Acquisition Corp. II [Member]
Summary of significant accounting policies (Details) [Line Items]
Warrants issued (in Shares)					5,933,333			5,933,333
Class A Ordinary Shares [Member] | Tortoise Acquisition Corp. II [Member]
Summary of significant accounting policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)			29,194,155		28,382,615	29,194,155		28,382,615
Net loss					$ 364,000
Series D-1 Preferred Stock [Member]
Summary of significant accounting policies (Details) [Line Items]
Unamortized debt issuance cost								$ 100,000